Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

February 27, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 27, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Advantage Portfolio (Class IS shares)

Global Opportunity Portfolio (Class IS shares)
(collectively, the "Portfolios")

The contractual advisory fee rates of the Portfolios have been decreased, effective March 2, 2015. Accordingly, effective March 2, 2015, the Prospectus is hereby amended as follows:

With respect to the Global Opportunity Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Global Opportunity Portfolio
Expense [Heading]	rr_ExpenseHeading	The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective March 2, 2015.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	*** Please retain this supplement for future reference.
Class IS
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.54%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	8.34%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.31%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[3]

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective March 2, 2015.
[2]	Other expenses have been estimated for the current fiscal year.
[3]	The Portfolio's "Adviser" Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.03% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.